ACQUISITIONS - Red Rock Gathering (Details) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 18, 2014	Oct. 23, 2012	Jul. 31, 2012	May. 31, 2012	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Purchase accounting adjustments						$ 1,185	$ 0	$ 0
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Cost of acquired entity, cash paid	$ 305,000
Borrowings incurred for acquisition	2,900
Cost of acquired entity, purchase price	307,941
Purchase accounting adjustments					$ 1,200
Summit Investments | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Cost of acquired entity, purchase price		$ 206,694
Cash		1,097
Accounts receivable		8,018
Other assets		317
Property, plant, and equipment		150,401
Rights-of-way		52,197
Other noncurrent assets		164
Total assets acquired		212,194
Trade accounts payable		2,558
Other current liabilities		2,942
Total liabilities assumed		5,500
Net identifiable assets acquired		$ 206,694
Rights-of-way
Business Acquisition [Line Items]
Useful lives						24 years 8 months	24 years 8 months
Rights-of-way | Summit Investments | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Useful lives						20 years
Revolving credit facility
Business Acquisition [Line Items]
Amounts borrowed under revolving credit facility			$ 50,000	$ 163,000
Revolving credit facility | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Amounts borrowed under revolving credit facility	$ 100,000